Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Cash	$ 945			$ 560
Cash equivalents	2,586			7,024
Cash and cash equivalents, Total	$ 3,531	$ 7,565	$ 13,227	$ 7,584	$ 9,723	$ 7,293	$ 10,331
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months